Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 454	¥ 163	¥ 144	¥ 153
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded			292
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	14	9	32	24
Ending	468	172	468	172
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	238	147	144	132
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded			80
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				0
Increase (Decrease) from the effects of changes in foreign exchange rates	8	9	22	24
Ending	246	156	246	156
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning		16		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				(5)
Increase (Decrease) from the effects of changes in foreign exchange rates		0		0
Ending		¥ 16		¥ 16
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	216		0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded			212
Increase (Decrease) from the effects of changes in foreign exchange rates	6		10
Ending	¥ 222		¥ 222